CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
18.	CASH AND CASH EQUIVALENTS

	December 31, 2017 US$’000	December 31, 2016 US$’000
Cash at bank and in hand	9,561	9,845
Short-term deposits	14,003	67,264

Cash and cash equivalents	23,564	77,109